N-2	Apr. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001907437
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	OPPORTUNISTIC CREDIT INTERVAL FUND
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	891-2880
Exhibits Only, 462(d)	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Corporation Trust Center
Entity Address, Address Line Two	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company